Summary of Significant Accounting Policies - Schedule of Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Contract Liabilities [Abstract]
Opening balance	$ 5,730	$ 2,421
Advance receive from customers	5,501	3,582
Revenue recognition during the period	(5,127)	(2,469)
Ending balance	$ 6,104	$ 3,534